GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	6 Months Ended
Jul. 02, 2021
Corporate Information And Statement of IFRS Compliance [Abstract]
Schedule of number of selling days by quarter
The following table summarises the number of selling days, for the years ended 31 December 2021 and 31 December 2020 (based on a standard five-day selling week):

	Half year	Full year
2021	131	261
2020	128	262
Change	3	-1

Schedule of exchange rates
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the period ended[1]		Closing as at
	2 July 2021	26 June 2020	2 July 2021	31 December 2020	26 June 2020
UK Sterling	1.15	1.15	1.16	1.11	1.10
US Dollar	0.83	0.91	0.84	0.81	0.89
Norwegian Krone	0.10	0.09	0.10	0.10	0.09
Swedish Krone	0.10	0.09	0.10	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01
Australian Dollar	0.64	n/a	0.63	n/a	n/a
Indonesian Rupiah[2]	0.06	n/a	0.06	n/a	n/a
New Zealand Dollar	0.59	n/a	0.59	n/a	n/a
Papua New Guinean Kina	0.24	n/a	0.24	n/a	n/a
[1] For current year period European rates and US dollar are calculated as average for the period 1 January 2021 to 2 July 2021. Asia Pacific rates are calculated as average for the period from 10 May 2021 to 2 July 2021.
[2] Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.